Summary Prospectus July 28, 2017 American Century Investments® High-Yield Fund
Investor Class: ABHIX I Class: AHYHX	Y Class: AHYLX A Class: AHYVX	C Class: AHDCX R Class: AHYRX	R5 Class: ACYIX R6 Class: AHYDX

Before you invest, you may want to review the fund’s prospectus, which contains more information about the fund and its risks. You can find the fund’s prospectus and other information about the fund online at the web addresses listed below. You can also get this information at no cost by calling or sending an email request. The fund’s prospectus and other information are also available from financial intermediaries (such as banks and broker-dealers) through which shares of the fund may be purchased or sold.

Retail Investors americancentury.com/funds/fund_reports.jsp 1-800-345-2021 or 816-531-5575 prospectus@americancentury.com	Financial Professionals americancentury.com/ipro/funds/fund_reports_mf.jsp 1-800-345-6488 advisor_prospectus@americancentury.com

This summary prospectus incorporates by reference the fund’s prospectus and statement of additional information
(SAI), each dated July 28, 2017 (as supplemented at the time you receive this summary prospectus), as well as the
Report of Independent Registered Public Accounting Firm and the financial statements included in the fund’s annual report to shareholders, dated March 31, 2017. The fund’s SAI and annual report may be obtained, free of charge, in the same manner as the prospectus.

Investment Objective
The fund seeks high current income. As a secondary objective, the fund seeks capital appreciation, but only when consistent with its primary objective of maximizing current income.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in American Century Investments funds. More information about these and other discounts is available from your financial professional and in Calculation of Sales Charges on page 13 of the fund’s prospectus, Appendix A of the fund’s prospectus and Sales Charges in Appendix B of the statement of additional information.

Shareholder Fees (fees paid directly from your investment)
	Investor	I	Y	A	C	R	R5[1]	R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None	4.50%	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original offering price or redemption proceeds when redeemed within one year of purchase)	None	None	None	None²	1.00%	None	None	None
Maximum Annual Account Maintenance Fee (waived if eligible investments total at least $10,000)	$25	None	None	None	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Investor	I	Y	A	C	R	R5	R6
Management Fee	0.84%	0.74%	0.64%	0.84%	0.84%	0.84%	0.64%	0.59%
Distribution and Service (12b-1) Fees	None	None	None	0.25%	1.00%	0.50%	None	None
Other Expenses	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	0.85%	0.75%	0.65%	1.10%	1.85%	1.35%	0.65%	0.60%

[1]	Prior to April 10, 2017, this class was referred to as the Institutional Class.

[2]	Purchases of $1 million or more may be subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within one year of the date of the purchase.

Example
The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds. The example assumes that you  invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that you earn a 5% return each year, and that the fund’s operating expenses remain the same. You may be required to pay brokerage commissions on your purchases of Investor, I or Y Class shares of the fund, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Investor Class	$87	$272	$472	$1,049
I Class	$77	$240	$417	$931
Y Class	$67	$208	$363	$811
A Class	$557	$785	$1,030	$1,730
C Class	$188	$583	$1,001	$2,167
R Class	$138	$428	$740	$1,623
R5 Class	$67	$208	$363	$811
R6 Class	$61	$193	$335	$751
Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 29% of the average value of its portfolio.
Principal Investment Strategies
The fund invests in high-yield corporate bonds and other debt securities with an emphasis on securities that are rated below investment-grade. A high-yield security, or junk bond, is one that has been rated below the four highest categories used by a nationally recognized statistical rating organization, or determined by the investment advisor to be of similar quality.
Under normal market conditions, the portfolio managers will maintain at least 80% of the fund’s net assets in high-yield corporate bonds and other debt instruments (including income-producing convertible and preferred securities, as well as loan participations and loan assignments). The remaining assets may be invested in common stocks or other equity-related securities.
Up to 40% of the fund’s total assets may be invested in fixed-income obligations of foreign issuers. Under normal market conditions, the fund may invest up to 20% of its assets in short-term money market instruments and U.S. government securities.
The fund has no average maturity limitations, but it typically invests in intermediate-term and long-term debt securities.
The fund also may invest in derivative instruments such as options, futures contracts, options on futures contracts, and swap agreements (including, but not limited to, credit default swap agreements), or in mortgage- or asset-backed securities, provided that such investments are in keeping with the fund’s investment objective.
To determine whether to buy or sell a security, the portfolio managers consider, among other things, various fund requirements and standards, along with economic conditions, alternative investments and interest rates.
Principal Risks

•
Credit Risk – High-yield debt securities are especially subject to credit risk. The inability or perceived inability of a security’s issuer to make interest and principal payments may cause the value of the security to decrease. As a result the fund’s share price could also decrease. Changes in the credit rating of a debt security held by the fund could have a similar effect.

•
High-Yield Risk – Issuers of high-yield securities are more vulnerable to real or perceived economic changes (such as an economic down turn or a prolonged period of rising interest rates), political changes or adverse developments specific to an issuer. These factors may be more likely to cause an issuer of low quality bonds to default on its obligations.

•
Liquidity Risk – During periods of market turbulence or unusually low trading activity, to meet redemptions it may be necessary for the fund to sell securities at prices that could have an adverse effect on the fund’s share price. The market for lower-quality debt securities is generally less liquid than the market for higher-quality securities. Changing regulatory and market conditions, including increases in interest rates and credit spreads may adversely affect the liquidity of the fund’s investments.

•
Interest Rate Risk – Investments in debt securities are also sensitive to interest rate changes. Generally, the value of debt securities and the funds that hold them decline as interest rates rise. Because the fund typically invests in intermediate-term and long-term bonds, the fund’s interest rate risk is generally higher than for funds with shorter-weighted average maturities, such as money market and short-term bond funds. A period of rising interest rates may negatively affect the fund’s performance.

•
Derivative Risk – The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional instruments. Derivatives are subject to a number of risks, including liquidity, interest rate, market, credit and correlation risk.

•
Foreign Securities Risk – Foreign securities have certain unique risks, such as currency risk, social, political and economic risk, and foreign market and trading risk. Securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities.

•	Market Risk – The value of securities owned by the fund may go up and down, sometimes rapidly or unpredictably.

•
Loan Risk – In addition to the same general risks as debt securities, loans in which the fund invests may be exposed to restrictions on transfer, the inability or unwillingness of assignor(s) on whom the fund relies to demand and receive loan payments, and the risks of being a lender.

•
Redemption Risk – The fund may need to sell securities at times it would not otherwise do so to meet shareholder redemption requests. Selling securities to meet such redemptions may cause the fund to experience a loss, increase the fund’s transaction costs or have tax consequences. To the extent that a large shareholder (including a fund of funds or 529 college savings plan) invests in the fund, the fund may experience relatively large redemptions as such shareholder reallocates its assets.

•	Principal Loss – At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.
An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Fund Performance
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, including yields, please visit americancentury.com.
Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.
Calendar Year Total Returns
Highest Performance Quarter (2Q 2009): 11.64% Lowest Performance Quarter (4Q 2008): -12.11%
As of June 30, 2017, the most recent calendar quarter end, the fund’s Investor Class year-to-date return was 3.82%.

Average Annual Total Returns For the calendar year ended December 31, 2016	1 year	5 years	10 years	Since Inception	Inception Date
Investor Class Return Before Taxes	13.97%	5.89%	6.00%	—	09/30/1997
Return After Taxes on Distributions	11.34%	3.29%	3.28%	—	09/30/1997
Return After Taxes on Distributions and Sale of Fund Shares	7.83%	3.44%	3.52%	—	09/30/1997
I Class[1] Return Before Taxes	13.97%	6.03%	6.13%	—	04/10/2017
Y Class[1] Return Before Taxes	14.18%	6.14%	6.23%	—	04/10/2017
A Class[2] Return Before Taxes	8.53%	4.71%	5.27%	—	03/08/2002
C Class Return Before Taxes	12.83%	4.88%	4.97%	—	12/10/2001
R Class Return Before Taxes	13.39%	5.40%	5.49%	—	07/29/2005
R5 Class Return Before Taxes	14.18%	6.14%	6.23%	—	08/02/2004
R6 Class Return Before Taxes	14.26%	—	—	3.75%	07/26/2013
Bloomberg Barclays U.S. High-Yield 2% Issuer Capped Bond Index (reflects no deduction for fees, expenses or taxes)	17.13%	7.36%	7.55%	—	—

[1]
Historical performance for the I and Y Classes prior to their inception is based on the performance of R5 Class shares. I and Y Class performance has been adjusted to reflect differences in expenses between classes, if applicable.

[2]	Prior to September 4, 2007, this class was referred to as the Advisor Class and did not have a front-end sales charge. Performance prior to that date has been restated to reflect this charge.
The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
Portfolio Management
Investment Advisor
American Century Investment Management, Inc.
Portfolio Managers
Kevin Akioka, CFA, Vice President and Senior Portfolio Manager, has served on teams managing fixed-income investments for American Century since joining the advisor in 2010.
G. David MacEwen, Co-Chief Investment Officer, has served on teams managing fixed-income investments for American Century since joining the advisor in 1991.
Gavin Fleischman, Vice President and Portfolio Manager, has served on teams managing fixed-income investments for American Century since joining the advisor in 2008.
Purchase and Sale of Fund Shares
You may purchase or redeem shares of the fund on any business day through our website at americancentury.com, in person (at one of our Investor Centers), by mail (American Century Investments, P.O. Box 419200, Kansas City, MO 64141-6200), by telephone at 1-800-345-2021 (Investor Services Representative) or 1-800-345-3533 (Business, Not-For-Profit and Employer-Sponsored Retirement Plans), or through a financial intermediary. Shares may be purchased and redemption proceeds received by electronic bank transfer, by check or by wire.
Unless otherwise specified below, the minimum initial investment amount to open an account is $2,500 ($2,000 for Coverdell Education Savings Accounts). Investors opening accounts through financial intermediaries may open an account with $250 for the Investor, A, C and R Classes, but the financial intermediaries may require their clients to meet different investment minimums. The minimum may be waived for broker-dealer sponsored wrap program accounts, fee based accounts, and accounts through bank/trust and wealth management advisory organizations.
The minimum initial investment amount for the I Class is generally $5 million ($3 million for endowments and foundations), but the minimum may be waived if you have an aggregate investment in the American Century family of funds of $10 million or more ($5 million for endowments and foundations). This includes accounts held directly with American Century and those held through a financial intermediary.
There is no minimum initial investment amount for Y, R5 or R6 Class shares.

For the Investor, A, C, R, R5 and R6 Classes, there is no minimum initial investment amount for certain employer-sponsored retirement plans, however, financial intermediaries or plan recordkeepers may require plans to meet different minimums. For purposes of fund minimums, employer-sponsored retirement plans do not include SEP IRAs, SIMPLE IRAs or SARSEPs. Employer-sponsored retirement plans are not eligible to purchase I or Y Class shares.
There is a $50 minimum for subsequent purchases, except that there is no subsequent purchase minimum for financial intermediaries or employer-sponsored retirement plans.
Tax Information
Fund distributions are generally taxable as ordinary income or capital gains, unless you are investing through a tax-deferred account such as a 401(k) or individual retirement account (in which case you may be taxed upon withdrawal of your investment from such account).
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, plan sponsor or financial professional), the fund and its related companies may pay the intermediary for the sale of fund shares and related services for investments in all classes except the Y and R6 Classes. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

©2017 American Century Proprietary Holdings, Inc. All rights reserved.
CL-SUM-92448 1707